[photo of satellite dishes]
                                    Semiannual Report February 29, 2000


Oppenheimer
Developing Markets Fund







                                                   [Logo]OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS


[begin callout]

    Contents

 1  President's Letter

 3  An Interview
    with Your Fund's
    Manager

 9  Financial
    Statements

29  Officers and Trustees

[end callout]


The Fund benefited greatly from its holdings in Latin America, where economic and financial conditions have continued to improve.

We remain optimistic about the future of emerging-markets investment over the long term, but we are prepared for the effects of market volatility over the near term.


-------------------------
Cumulative
Total Returns

For the 6-Month Period
Ended 2/29/00*

Class A
Without     With
Sales Chg.  Sales Chg.
-------------------------
64.17%      54.73%

Class B
Without     With
Sales Chg.  Sales Chg.
-------------------------
63.74%      58.74%

Class C
Without     With
Sales Chg.  Sales Chg.
-------------------------
63.45%      62.45%

-------------------------







-------------------------
Not FDIC Insured.
No Bank Guarantee.
May Lose Value.
-------------------------
* See page 7 for further details.

PRESIDENT'S LETTER


[begin callout]

[photo of Bridget A. Macaskill]

Bridget A. Macaskill
President
Oppenheimer
Developing
Markets Fund

[end callout]


Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.



1 | OPPENHEIMER DEVELOPING MARKETS FUND
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PRESIDENT'S LETTER

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill
Bridget A. Macaskill
March 21, 2000




2 | OPPENHEIMER DEVELOPING MARKETS FUND
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AN INTERVIEW WITH YOUR FUND'S MANAGER

[begin callout]
[photo of Frank Jennings and Rajeev Bhaman]
Portfolio Management
Team (l to r)
Frank Jennings
Rajeev Bhaman
(Portfolio Manager)
[end callout]


Q
How did Oppenheimer Developing Markets Fund perform during the six-month period that ended February 29, 2000?

A. We are very pleased with the Fund's performance over the past six months. We are also pleased with the Fund's long-term performance: The Fund's Class A shares were ranked 10 of 183 (one-year) and 1 of 130 (three-year) emerging market funds for the periods ended March 31, 2000, by Lipper Analytical Services.(1)

     We attribute the Fund's success to our stock-selection strategy, which led us to good companies in attractively-priced, good businesses at a time when emerging markets were recovering strongly. We laid the groundwork for the Fund's recent performance during 1998, when the global financial crisis caused virtually all emerging-market stocks to decline, regardless of their fundamental strengths and weaknesses. By purchasing "out of favor" undervalued growth companies when their prices were low, and holding them until market conditions improved, we were able to deliver sizeable gains to our shareholders.

What is behind the emerging markets' strong recovery over the past six months?

The emerging markets have responded positively to favorable economic conditions worldwide. During 1999, it became apparent that investors' fears of a global economic slowdown were unwarranted. In fact, the opposite occurred: economies in both developed and emerging markets grew more robustly than most analysts expected.

     In the United States, economic growth gained momentum as consumers spent freely and unemployment levels approached record lows. In effect, the U.S. economy


1. Source: Lipper Analytical Services, Inc., 3/31/00. See page 7 for further details.



3 | OPPENHEIMER DEVELOPING MARKETS FUND
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AN INTERVIEW WITH YOUR FUND'S MANAGER


[begin callout]

"Our focus on investment themes--new technologies, corporate restructuring and mass affluence--has helped us invest in the industries of tomorrow."

[end callout]


served as an engine driving the rest of the world's growth, creating ready markets for exports from companies in Asia, Latin America and, to a lesser extent, Eastern Europe. As companies in the emerging markets produced goods and services to satisfy this demand, local economic conditions improved dramatically.

Where in the world have you found the most attractive investment opportunities?

Our investment approach assesses individual companies, not regions or nations. Our goal is to identify those companies that we believe will benefit most from three global trends: new technologies, corporate restructuring and mass affluence. The mix of countries represented in the Fund is an outgrowth of that process.

     With that said, we continued to find attractive companies in Brazil, Argentina and Mexico. Inflation and interest rates in Latin America fell during the six-month reporting period, creating an environment more conducive to business growth. In addition, these countries have made good progress implementing the financial reforms mandated several years ago by the International Monetary Fund.

     We have spent a considerable amount of time in Latin America recently, visiting the individual companies in which we have invested as well as companies that we are considering. We are pleased that many of the corporate executives with whom we spoke appear to be managing their capital well, and that their businesses are sound. We were particularly impressed with several companies that we believe will become dominant in their local markets.

What about emerging markets other than Latin America?

We have continued to invest in Asia, Eastern Europe and the Pacific Rim. Recently, we have identified a number of attractive opportunities in India. A new, business-friendly government has announced reforms to India's financial systems that should make investing there easier. In addition, India has a highly








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[begin callout]

Average Annual
Total Returns
For the Periods Ended 3/31/00(2)

Class A         Since
1-Year          Inception
---------------------------
87.12%          20.57%

Class B         Since
1-Year          Inception
---------------------------
92.33%          21.22%

Class C         Since
1-Year          Inception
---------------------------
96.06%          21.76%

[end callout]


educated population that has just begun to enjoy the benefits of eCommerce. We are carefully evaluating a number of opportunities that we believe will enable us to participate in the very early stages of India's efforts to harness the power of the Internet.

What individual companies contributed most to the Fund's performance?

One of the Fund's top holdings over the past six months was Grupo Televisa SA, a Mexican media company. Grupo Televisa is owner of Univision, a U.S. Spanish-speaking television network that has gained market share dramatically, especially in areas with large Hispanic populations.

     The Fund also benefited from the good performance of a number of financial companies. Banks and insurance companies in the emerging markets have benefited from improving economic conditions and greater demand for their products and services from a growing middle-class population.

     Finally, Latin American telecommunications stocks are benefiting from rising demand for telephone service. Unlike U.S. telephone companies, which employ both land lines and wireless technology, many Latin American telecommunications providers have moved directly to wireless technology, saving themselves the high costs of hard-wiring their local markets.

     As always, please keep in mind that investing in foreign securities entails additional expenses and risks including foreign currency fluctuations.

What is your outlook for the foreseeable future?

We intend to continue our efforts to identify the best companies in developing markets through intensive fundamental research, and to hold those stocks over the long term as they achieve their potential. Despite the short-term volatility that has characterized these relatively small, fast-growing markets, we continue to believe that emerging-markets investments


2. See page 7 for further details.



5 | OPPENHEIMER DEVELOPING MARKETS FUND
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[begin callout]
------------------------
Regional Allocation (3)

[pie chart]
o Asia             37.6%
o Latin America    29.3
o Emerging Europe  16.7
o United States/
  Canada            8.6
o Middle East/
  Africa            6.4
o Europe            1.4
------------------------
[end callout]


deserve a place in most investors' diversified portfolios. Providing such investments is what makes Oppenheimer Developing Markets Fund an important part of The Right Way to Invest.



Top Ten Country Holdings(3)
-----------------------------------------------------------
India                                                19.3%
-----------------------------------------------------------
Brazil                                               14.3
-----------------------------------------------------------
Mexico                                               13.0
-----------------------------------------------------------
Portugal                                             10.9
-----------------------------------------------------------
United States                                         8.6
-----------------------------------------------------------
Turkey                                                5.5
-----------------------------------------------------------
Singapore                                             4.5
-----------------------------------------------------------
South Africa                                          3.8
-----------------------------------------------------------
Hong Kong                                             3.7
-----------------------------------------------------------
Croatia                                               2.3
-----------------------------------------------------------


Top Ten Stock Holdings(4)
-----------------------------------------------------------
ICICI Ltd., Sponsored ADR                             6.0%
-----------------------------------------------------------
Lusomundo SGPS SA                                     5.6
-----------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica SA,
Preference                                            4.8
-----------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR                        3.4
-----------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                      3.2
-----------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)           2.7
-----------------------------------------------------------
ParaRede, SGPS                                        2.5
-----------------------------------------------------------
Cheminor Drugs Ltd.                                   2.4
-----------------------------------------------------------
Pliva d.d., Sponsored GDR                             2.4
-----------------------------------------------------------
Naspers Ltd., N Shares                                2.1



3. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of investments.

4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.






6 | OPPENHEIMER DEVELOPING MARKETS FUND
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


NOTES


In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com. When looking at Fund performance results, please note that the recent growth rate in the stock market has helped produce short-term returns that are not typical and may not continue in the future.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 11/18/96. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares were first publicly offered on 11/18/96. Class B returns include the applicable contingent deferred sales charge 5% (1-year) and 3% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

Class C shares were first publicly offered on 11/18/96. Class C returns include the contingent deferred sales charge of 1% for one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

Lipper Ranking. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class A shares were ranked 10 of 183 (1-year) and 1 of 130 (3-year) among emerging market funds for the periods ended 3/31/00, as measured by Lipper Analytical Services, Inc.

An explanation of the different performance calculations is in the Fund's prospectus.







7 | OPPENHEIMER DEVELOPING MARKETS FUND
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



Financials
























8 | OPPENHEIMER DEVELOPING MARKETS FUND
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


STATEMENT OF INVESTMENTS February 29, 2000 / Unaudited



                                                                       Market Value
                                                              Shares     See Note 1
========================================================================================
 Common Stocks--91.7%
----------------------------------------------------------------------------------------
 Basic Materials--0.9%
----------------------------------------------------------------------------------------
 Metals--0.9%
 Caemi Mineracao e Metalurgia SA, Preference(1)           15,300,000    $ 1,513,139
----------------------------------------------------------------------------------------
 Capital Goods--5.1%
----------------------------------------------------------------------------------------
 Aerospace/Defense--4.8%
 Embraer-Empresa Brasileira de Aeronautica SA, Preference  1,700,000      7,589,715
----------------------------------------------------------------------------------------
 Industrial Services--0.3%
 MacMillan India MC                                           21,500        443,692
----------------------------------------------------------------------------------------
 Communication Services--9.4%
----------------------------------------------------------------------------------------
 Telecommunications: Long Distance--0.8%
 Partner Communications Co. Ltd., Sponsored ADR(1)            75,000      1,275,000
----------------------------------------------------------------------------------------
 Telephone Utilities--8.0%
 CCT Telecom Holdings Ltd.(1)                              4,650,000      1,896,972
----------------------------------------------------------------------------------------
 Tele Norte Leste Participacoes SA (Telemar)(1)          262,777,000      4,366,004
----------------------------------------------------------------------------------------
 Telecomunicacoes do Rio de Janeiro SA, Preference(1)     17,018,554        490,504
----------------------------------------------------------------------------------------
 Telesp Tele de Sao Paulo                                 25,950,000        510,348
----------------------------------------------------------------------------------------
 Videsh Sanchar Nigam Ltd., GDR(1,2)                         149,600      5,423,000
                                                                        ----------------
                                                                         12,686,828
----------------------------------------------------------------------------------------
 Telecommunications: Wireless--0.6%
 Tele Sudeste Celular Participacoes SA(1)                 18,200,000        101,928
----------------------------------------------------------------------------------------
 Telesp Celular Participacoes SA                          18,201,207        205,721
----------------------------------------------------------------------------------------
 Telesp Celular Participacoes SA, Preference(1)           32,907,240        708,542
                                                                        ----------------
                                                                          1,016,191
----------------------------------------------------------------------------------------
 Consumer Cyclicals--18.5%
----------------------------------------------------------------------------------------
 Autos & Housing--5.6%
 Brazil Realty SA, GDR(1,3)                                   57,800        592,450
----------------------------------------------------------------------------------------
 Corporacion GEO, SA de CV, Series B(1)                      906,000      2,214,710
----------------------------------------------------------------------------------------
 Courts (Singapore) Ltd.(4)                                5,675,000      2,057,710
----------------------------------------------------------------------------------------
 Ellerine Holdings Ltd.                                      125,000        531,940
----------------------------------------------------------------------------------------
 Grupo Accion SA de CV, Series B(1,3)                      3,443,000      2,197,816
----------------------------------------------------------------------------------------
 Solidere, GDR(1,2)                                          160,900      1,403,852
                                                                        ----------------
                                                                          8,998,478
----------------------------------------------------------------------------------------
 Consumer Services--0.7%
 Art Marketing Syndicate SA(1)                                52,830      1,050,258
----------------------------------------------------------------------------------------
 Leisure & Entertainment--1.4%
 Danubius Hotel & Spa Rt.(1)                                  39,200        837,607
----------------------------------------------------------------------------------------
 Hongkong & Shanghai Hotels Ltd. (The)                     3,167,000      1,393,711
                                                                        ----------------
                                                                          2,231,318



9 | OPPENHEIMER DEVELOPING MARKETS FUND
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STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
----------------------------------------------------------------------------------------
 Media--10.8%
 Hurriyet Gazetecilik ve Matbaacilik AS(1)                53,300,000    $ 1,275,009
----------------------------------------------------------------------------------------
 Lusomundo SGPS SA(1)                                        163,300      8,961,839
----------------------------------------------------------------------------------------
 Naspers Ltd., N Shares(1)                                   238,500      3,394,416
----------------------------------------------------------------------------------------
 Primedia Ltd., N Shares                                     845,600      1,052,885
----------------------------------------------------------------------------------------
 Singapore Press Holdings Ltd.                                29,700        568,602
----------------------------------------------------------------------------------------
 Times Publishing Ltd.                                       916,000      1,870,581
                                                                        ----------------
                                                                         17,123,332
----------------------------------------------------------------------------------------
 Consumer Staples--15.6%
----------------------------------------------------------------------------------------
 Beverages--1.4%
 Cia Cervejaria Brahma, Sponsored ADR                         97,200      1,251,450
----------------------------------------------------------------------------------------
 Serm Suk Public Co. Ltd.(1)                                 231,300        970,956
                                                                        ----------------
                                                                          2,222,406
----------------------------------------------------------------------------------------
 Broadcasting--7.8%
 Grupo Radio Centro SA de CV, Sponsored ADR                  349,600      3,037,150
----------------------------------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR(1)                          65,900      5,061,944
----------------------------------------------------------------------------------------
 Teletypos SA(1)                                              66,000      1,567,508
----------------------------------------------------------------------------------------
 Television Broadcasts Ltd.                                  333,000      2,738,346
                                                                        ----------------
                                                                         12,404,948
----------------------------------------------------------------------------------------
 Food--0.7%
 Cresud SA                                                   600,720        504,655
----------------------------------------------------------------------------------------
 Parry's Confectionary Ltd.(1)                               149,150        241,109
----------------------------------------------------------------------------------------
 Rolimpex SA(1)                                              350,000        386,555
                                                                        ----------------
                                                                          1,132,319
----------------------------------------------------------------------------------------
 Food & Drug Retailers--2.1%
 Dairy Farm International Holdings Ltd.(1)                 4,142,100      2,340,287
----------------------------------------------------------------------------------------
 PT Hero Supermarket(1)                                    3,976,500      1,044,333
                                                                        ----------------
                                                                          3,384,620
----------------------------------------------------------------------------------------
 Household Goods--3.2%
 Antofagasta plc                                             353,180      2,241,412
----------------------------------------------------------------------------------------
 Grupo Casa Autrey SA de CV, Sponsored ADR(1)                297,000      2,561,625
----------------------------------------------------------------------------------------
 Hindustan Lever Ltd.                                             56          3,724
----------------------------------------------------------------------------------------
 Marico Industries Ltd.                                       45,900        299,957
                                                                        ----------------
                                                                          5,106,718


10 | OPPENHEIMER DEVELOPING MARKETS FUND
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



                                                                       Market Value
                                                              Shares     See Note 1
----------------------------------------------------------------------------------------
 Tobacco--0.4%
 Eastern Tobacco Co.                                          26,500    $   599,440
----------------------------------------------------------------------------------------
 Kothari Products Ltd.(1)                                     28,200         73,683
                                                                        ----------------
                                                                            673,123
----------------------------------------------------------------------------------------
 Energy--1.7%
----------------------------------------------------------------------------------------
 Oil: International--1.7%
 Bharat Petroleum Corp. Ltd.(1)                              411,651      2,666,071
----------------------------------------------------------------------------------------
 Financial--24.5%
----------------------------------------------------------------------------------------
 Banks--8.3%
 Banco Pinto & Sotto Mayor SA(1)                              79,000      1,773,747
----------------------------------------------------------------------------------------
 BBC Banco BHIF, Sponsored ADR(1)                             73,500      1,350,563
----------------------------------------------------------------------------------------
 Commercial International Bank, Sponsored GDR(1)              78,750        874,125
----------------------------------------------------------------------------------------
 Espirito Santo Financial Group, ADR(1)                      160,550      2,889,900
----------------------------------------------------------------------------------------
 Grupo Financiero Banorte SA de CV(1)                      2,550,000      2,771,029
----------------------------------------------------------------------------------------
 Grupo Financiero Inbursa SA de CV(1)                        509,770      2,356,217
----------------------------------------------------------------------------------------
 Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR       40,000      1,165,000
                                                                        ----------------
                                                                         13,180,581
----------------------------------------------------------------------------------------
 Diversified Financial--10.1%
 Administradora de Fondos de Pensiones Provida SA,
 Sponsored ADR                                                63,300      1,313,475
----------------------------------------------------------------------------------------
 Haci Omer Sabanci Holding AS, ADR(1)                        247,800      2,874,480
----------------------------------------------------------------------------------------
 Housing Development Finance Corp. Ltd.                      272,800      2,452,687
----------------------------------------------------------------------------------------
 ICICI Ltd.(1)                                                 6,200         23,137
----------------------------------------------------------------------------------------
 ICICI Ltd., Sponsored ADR(1)                                248,125      9,490,781
                                                                        ----------------
                                                                         16,154,560
----------------------------------------------------------------------------------------
 Insurance--6.1%
 Adamjee Insurance Co. Ltd.                                  989,975      2,287,272
----------------------------------------------------------------------------------------
 Aksigorta AS(1)                                         140,298,000      3,295,099
----------------------------------------------------------------------------------------
 Fubon Insurance Co., GDR(1)                                 116,350      1,247,854
----------------------------------------------------------------------------------------
 Liberty Life Assn. Africa Ltd.                               50,144        478,939
----------------------------------------------------------------------------------------
 Sanlam Ltd.                                                 500,000        630,447
----------------------------------------------------------------------------------------
 Towarzystwo Ubezpieczen i Reasekuracji Warta SA(1)           48,263      1,796,102
                                                                        ----------------
                                                                          9,735,713





11 | OPPENHEIMER DEVELOPING MARKETS FUND
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STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
----------------------------------------------------------------------------------------
 Real Estate Investment Trusts--0.0%
 Unit Trust of India-Masterplus 91(1)                         10,100   $      5,848
----------------------------------------------------------------------------------------
 Healthcare--6.6%
----------------------------------------------------------------------------------------
 Healthcare/Drugs--6.6%
 Cheminor Drugs Ltd.                                         370,000      3,817,818
----------------------------------------------------------------------------------------
 Dr. Reddy's Laboratories Ltd.(1)                             36,750      1,306,099
----------------------------------------------------------------------------------------
 Haw Par Healthcare Ltd.(1)                                  622,000        497,975
----------------------------------------------------------------------------------------
 Pliva d.d., Sponsored GDR(1,2)                              255,900      3,748,935
----------------------------------------------------------------------------------------
 Sun Pharmaceutical Industries Ltd.                           18,600      1,132,749
                                                                       -----------------
                                                                         10,503,576
----------------------------------------------------------------------------------------
 Technology--5.6%
----------------------------------------------------------------------------------------
 Computer Hardware--0.7%
 GVC Corp., GDR(1)                                           200,000      1,057,640
----------------------------------------------------------------------------------------
 Computer Software--4.9%
 NIIT Ltd.                                                    35,600      1,821,987
----------------------------------------------------------------------------------------
 ParaRede, SGPS(1)                                           100,000      3,990,806
----------------------------------------------------------------------------------------
 Software Solution Integrated Ltd.(1)                         15,000      1,946,399
                                                                       -----------------
                                                                          7,759,192
----------------------------------------------------------------------------------------
 Utilities--3.8%
----------------------------------------------------------------------------------------
 Electric Utilities--2.9%
 Cia de Saneamento Basico do Estado de Sao Paulo(1)       14,476,269      1,435,764
----------------------------------------------------------------------------------------
 Cia Paranaense Energia, Sponsored ADR, Preference,
 B Shares(1)                                                 314,800      2,931,575
----------------------------------------------------------------------------------------
 Cia Paranaense de Energia-Copel(1)                       31,025,000        178,839
                                                                       -----------------
                                                                          4,546,178
----------------------------------------------------------------------------------------
 Gas Utilities--0.9%
 Aygaz AS(1)                                              11,842,000      1,400,933
                                                                       -----------------
Total Common Stocks (Cost $102,286,782)                                 145,862,377





12 | OPPENHEIMER DEVELOPING MARKETS FUND
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                                                                       Market Value
                                                              Shares     See Note 1
========================================================================================
 Rights, Warrants and Certificates--0.5%
----------------------------------------------------------------------------------------
 Queenbee Resources Corp./Jollibee Foods Corp.
 Wts., Exp. 3/24/03 (Cost $989,215)                        3,252,000   $    892,752


                                                           Principal
                                                              Amount(5)
========================================================================================
 Corporate Bonds and Notes--0.5%
----------------------------------------------------------------------------------------
 Grupo Financiero Banorte SA de CV, 20.09%
 Nts., 12/5/02 (3,6) [MXN]
 (Cost $891,226)                                           7,730,000        818,961

========================================================================================
 Repurchase Agreements--8.7%
----------------------------------------------------------------------------------------

 Repurchase agreement with Banc One Capital
 Markets, Inc., 5.75%, dated 2/29/00, to be
 repurchased at $13,802,204 on 3/1/00,
 collateralized by U.S. Treasury Nts.,
 5.25%-7.875%, 5/31/00-5/15/08, with a value
 of $12,907,381 and U.S. Treasury Bonds,
 6.125%-11.875%, 11/15/03-8/15/29, with a
 value of $1,182,822 (Cost $13,800,000)                   13,800,000     13,800,000

----------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $117,967,223)               101.4%   161,374,090
----------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                          (1.4)    (2,287,286)
                                                          ------------------------------
 Net Assets                                                    100.0%  $159,086,804
                                                          ==============================





13 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
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

STATEMENT OF INVESTMENTS  Unaudited / Continued


 FOOTNOTES TO STATEMENT OF INVESTMENTS

 Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 Geographic Diversification             Market Value          Percent
------------------------------------------------------------------------

 India                                  $ 31,148,740             19.3%
 Brazil                                   23,040,979             14.3
 Mexico                                   21,019,451             13.0
 Portugal                                 17,616,292             10.9
 United States                            13,800,000              8.6
 Turkey                                    8,845,520              5.5
 Singapore                                 7,335,155              4.5
 South Africa                              6,088,628              3.8
 Hong Kong                                 6,029,029              3.7
 Croatia                                   3,748,935              2.3
 Poland                                    3,232,915              2.0
 Chile                                     2,664,038              1.7
 Taiwan                                    2,305,494              1.4
 Pakistan                                  2,287,272              1.4
 Great Britain                             2,241,412              1.4
 Greece                                    1,567,508              1.0
 Egypt                                     1,473,565              0.9
 Lebanon                                   1,403,853              0.9
 Israel                                    1,275,000              0.8
 Indonesia                                 1,044,333              0.6
 Thailand                                    970,956              0.6
 Philippines                                 892,753              0.6
 Hungary                                     837,607              0.5
 Argentina                                   504,655              0.3
                                        --------------------------------
 Total                                  $161,374,090            100.0%
                                        ================================

 1. Non-income producing security.

 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,575,787 or 6.65% of the Fund's net assets as of February 29, 2000.

 3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

 4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

 5. Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
 MXN     Mexican Nuevo Peso

 6. Represents the current interest rate for a variable or increasing rate security.



 See accompanying Notes to Financial Statements.






14 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 February 29, 2000

=====================================================================================
 Assets
 Investments, at value (cost $117,967,223) -- see accompanying
 statements                                                           $ 161,374,090
-------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                       2,223,643
 Investments sold                                                         2,077,787
 Interest and dividends                                                     160,125
 Other                                                                        3,716
                                                                      ---------------
 Total assets                                                           165,839,361
=====================================================================================
 Liabilities
 Bank overdraft                                                              33,705
-------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency exchange contracts              12,063
-------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                    6,293,420
 Shares of beneficial interest redeemed                                     202,832
 Distribution and service plan fees                                          48,863
 Trustees' compensation                                                      29,696
 Transfer and shareholder servicing agent fees                               18,679
 Other                                                                      113,299
                                                                      ---------------
 Total liabilities                                                        6,752,557
=====================================================================================
 Net Assets                                                           $ 159,086,804
                                                                      ===============
=====================================================================================
 Composition of Net Assets
 Paid-in capital                                                      $ 118,150,748
-------------------------------------------------------------------------------------
 Overdistributed net investment income                                     (149,346)
-------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                            (2,322,582)
-------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                43,407,984
                                                                      ---------------
 Net assets                                                           $ 159,086,804
                                                                      ===============
=====================================================================================
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based
 on net assets of $99,981,945 and 5,391,066 shares of
 beneficial interest outstanding)                                            $18.55
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                    $19.68
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $47,051,278
 and 2,550,031 shares of beneficial interest outstanding)                    $18.45
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $12,053,581 and 654,039 shares of
 beneficial interest outstanding)                                            $18.43

 See accompanying Notes to Financial Statements.





15 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended February 29, 2000

=====================================================================================
 Investment Income
 Dividends (net of foreign withholding taxes of $24,992)                $   928,816
-------------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of $4,720)                      187,403
                                                                        -------------
 Total income                                                             1,116,219

=====================================================================================
 Expenses
 Management fees                                                            457,658
-------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                     65,038
 Class B                                                                    138,711
 Class C                                                                     34,972
-------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                              149,377
-------------------------------------------------------------------------------------
 Shareholder reports                                                         52,322
-------------------------------------------------------------------------------------
 Custodian fees and expenses                                                 47,150
-------------------------------------------------------------------------------------
 Trustees' compensation                                                       6,872
-------------------------------------------------------------------------------------
 Other                                                                       22,145
                                                                        -------------
 Total expenses                                                             974,245
 Less expenses paid indirectly                                               (3,707)
                                                                        -------------
 Net expenses                                                               970,538

=====================================================================================
 Net Investment Income                                                      145,681

=====================================================================================
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                              3,195,094
 Foreign currency transactions                                           (1,212,288)
                                                                        -------------
 Net realized gain                                                        1,982,806

-------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                             44,763,901
 Translation of assets and liabilities denominated in foreign currencies    512,944
                                                                        -------------
 Net change                                                              45,276,845
                                                                        -------------
 Net realized and unrealized gain                                        47,259,651

=====================================================================================
 Net Increase in Net Assets Resulting from Operations                   $47,405,332
                                                                        =============


 See accompanying Notes to Financial Statements.



16 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months           Year
                                                               Ended          Ended
                                                   February 29, 2000     August 31,
                                                         (Unaudited)           1999
=====================================================================================
 Operations
 Net investment income                                  $    145,681    $   401,591
-------------------------------------------------------------------------------------
 Net realized gain (loss)                                  1,982,806     (1,959,816)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation    45,276,845     20,753,634
                                                        -----------------------------
 Net increase in net assets resulting from operations     47,405,332     19,195,409

=====================================================================================
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                    (474,880)      (299,233)
 Class B                                                     (72,516)       (57,849)
 Class C                                                     (20,347)        (9,462)
-------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          --       (217,044)
 Class B                                                          --       (123,480)
 Class C                                                          --        (27,449)

=====================================================================================
 Beneficial Interest Transactions
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                  30,822,692      5,563,014
 Class B                                                  11,898,535      2,081,959
 Class C                                                   3,389,879        519,729

=====================================================================================
 Net Assets
 Total increase                                           92,948,695     26,625,594
-------------------------------------------------------------------------------------
 Beginning of period                                      66,138,109     39,512,515
                                                        -----------------------------
 End of period [including undistributed
 (overdistributed) net investment
 income of $(149,346) and $272,716, respectively]       $159,086,804    $66,138,109
                                                        =============================


 See accompanying Notes to Financial Statements.




17 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

FINANCIAL HIGHLIGHTS

                                                     Six Months                                         Year
                                                          Ended                                        Ended
                                                  Feb. 29, 2000                                     Aug. 31,
 Class A                                            (Unaudited)           1999           1998        1997(1)
================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                    $11.40          $7.76         $12.82         $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               .04            .10            .11            .07
 Net realized and unrealized gain (loss)                   7.23           3.71          (4.62)          2.75
                                                         -------------------------------------------------------
 Total income (loss) from investment
 operations                                                7.27           3.81          (4.51)          2.82
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.12)          (.10)          (.09)            --
 Distributions from net realized gain                        --           (.07)          (.46)            --
                                                         -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.12)          (.17)          (.55)            --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $18.55         $11.40          $7.76         $12.82
                                                         =======================================================

================================================================================================================
 Total Return, at Net Asset Value(2)                      64.17%         49.92%        (36.33)%        28.20%

================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)               $99,982        $40,046        $23,663        $37,613
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $57,344        $29,183        $35,864        $17,852
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                              0.61%          1.11%          0.87%          1.45%
 Expenses                                                  1.83%          2.36%          2.18%(4)       1.94%(4)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                   8%            37%            78%            27%



1. For the period from November 18, 1996 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $42,544,353 and $6,869,220, respectively.

See accompanying Notes to Financial Statements.






18 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

                                                     Six Months                                         Year
                                                          Ended                                        Ended
                                                  Feb. 29, 2000                                     Aug. 31,
 Class B                                            (Unaudited)           1999           1998        1997(1)
================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                    $11.30          $7.69         $12.73         $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                --            .04            .01            .03
 Net realized and unrealized gain (loss)                   7.19           3.68          (4.57)          2.70
                                                         -------------------------------------------------------
 Total income (loss) from investment
 operations                                                7.19           3.72          (4.56)          2.73
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.04)          (.04)          (.02)            --
 Distributions from net realized gain                        --           (.07)          (.46)            --
----------------------------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.04)          (.11)          (.48)            --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $18.45         $11.30         $ 7.69         $12.73
                                                         =======================================================

================================================================================================================
 Total Return, at Net Asset Value(2)                      63.74%         48.81%        (36.85)%        27.30%

================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)               $47,051        $21,028        $12,788        $20,470
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $27,995        $16,430        $18,673        $ 7,802
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                             (0.15)%         0.37%          0.07%          0.87%
 Expenses                                                  2.60%          3.10%          2.95%(4)       2.78%(4)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                   8%            37%            78%            27%


1. For the period from November 18, 1996 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $42,544,353 and $6,869,220, respectively.

See accompanying Notes to Financial Statements.



19 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

FINANCIAL HIGHLIGHTS     Continued

                                                     Six Months                                      Year
                                                          Ended                                     Ended
                                                  Feb. 29, 2000                                  Aug. 31,
 Class C                                            (Unaudited)          1999          1998       1997(1)
=============================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                    $11.31         $7.68        $12.74        $10.00
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              (.01)          .04           .02           .04
 Net realized and unrealized gain (loss)                   7.17          3.69         (4.58)         2.70
                                                         ----------------------------------------------------
 Total income (loss) from investment
 operations                                                7.16          3.73         (4.56)         2.74
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.04)         (.03)         (.04)           --
 Distributions from net realized gain                        --          (.07)         (.46)           --
-------------------------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.04)         (.10)         (.50)           --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $18.43        $11.31         $7.68        $12.74
                                                         ====================================================

=============================================================================================================
 Total Return, at Net Asset Value(2)                      63.45%        48.98%       (36.88)%       27.40%

=============================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)               $12,054        $5,064        $3,061        $3,713
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $ 7,060        $4,022        $4,206        $1,560
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                             (0.17)%        0.41%         0.24%         0.98%
 Expenses                                                  2.60%         3.08%         2.95%(4)      2.77%(4)
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                   8%           37%           78%           27%



1. For the period from November 18, 1996 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $42,544,353 and $6,869,220, respectively.

See accompanying Notes to Financial Statements.






20 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
 1. Significant Accounting Policies

 Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
       The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.




21 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 1. Significant Accounting Policies  Continued

 Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of August 31, 1999, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $3,578,000, expiring in 2007.
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $2,730 was made for the Fund's projected benefit obligations and payments of $460 were made to retired trustees, resulting in an accumulated liability of $29,242 as of February 29, 2000.
       The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.





22 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

--------------------------------------------------------------------------------
 Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





23 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                    Six Months Ended February 29, 2000   Year Ended August 31, 1999
                                 Shares         Amount        Shares         Amount
-----------------------------------------------------------------------------------
 Class A
 Sold                         4,035,554   $ 63,321,914     4,371,002   $ 42,720,089
 Dividends and/or
 distributions
 reinvested                      31,524        440,684        59,038        498,873
 Redeemed                    (2,188,621)   (32,939,906)   (3,967,426)   (37,655,948)
                             ------------------------------------------------------
 Net increase                 1,878,457   $ 30,822,692       462,614   $  5,563,014
                             ======================================================
-----------------------------------------------------------------------------------
 Class B
 Sold                         1,206,795   $ 19,054,904     1,618,428   $ 16,240,189
 Dividends and/or
 distributions
 reinvested                       4,973         69,185        20,507        172,670
 Redeemed                      (522,176)    (7,225,554)   (1,441,572)   (14,330,900)
                             ------------------------------------------------------
 Net increase                   689,592   $ 11,898,535       197,363   $  2,081,959
                             ======================================================
-----------------------------------------------------------------------------------
 Class C
 Sold                           289,819   $  4,537,374       392,347   $  3,833,222
 Dividends and/or
 distributions
 reinvested                       1,334         18,567         4,083         34,424
 Redeemed                       (85,054)    (1,166,062)     (346,893)    (3,347,917)
                             ------------------------------------------------------
 Net increase                   206,099   $  3,389,879        49,537   $    519,729
                             ======================================================



================================================================================
 3. Unrealized Gains and Losses on Securities

 As of February 29, 2000, net unrealized appreciation on securities of $43,406,867 was composed of gross appreciation of $53,421,601, and gross depreciation of $10,014,734.

================================================================================
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million, and 0.85% of average annual net assets over $1 billion. The Fund's management fee for the six months ended February 29, 2000 was 1.00% of average net assets for each class of shares, annualized for periods of less than one full year.






24 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
       The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate        Class A     Commissions       Commissions     Commissions
                        Front-End      Front-End      on Class A        on Class B      on Class C
                    Sales Charges  Sales Charges          Shares            Shares          Shares
                       on Class A    Retained by     Advanced by       Advanced by     Advanced by
 Six Months Ended          Shares    Distributor  Distributor(1)    Distributor(1)  Distributor(1)
--------------------------------------------------------------------------------------------------
 February 29, 2000       $181,088        $55,640         $38,824          $204,297         $23,804

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                  Class B                  Class C
                        Contingent Deferred      Contingent Deferred      Contingent Deferred
                              Sales Charges            Sales Charges            Sales Charges
 Six Months Ended   Retained by Distributor  Retained by Distributor  Retained by Distributor
---------------------------------------------------------------------------------------------
 February 29, 2000                      $--                  $33,792                      $--

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $65,038, all of which was paid by the Distributor to recipients. That included $4,908 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.





25 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 4. Fees and Other Transactions with Affiliates  Continued

 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
       The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                           Distributor's      Distributor's
                                                               Aggregate       Unreimbursed
                                                            Unreimbursed      Expenses as %
                     Total Payments    Amount Retained          Expenses      of Net Assets
                         Under Plan     by Distributor        Under Plan           of Class
-------------------------------------------------------------------------------------------
 Class B Plan              $138,711           $111,013          $661,575               1.41%
 Class C Plan                34,972             11,138            65,971               0.55



26 | OPPENHEIMER DEVELOPING MARKETS FUND
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

================================================================================
 5. Foreign Currency Contracts

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
       The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
       Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

 As of February 29, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                    Contract  Valuation as of       Unrealized
 Contract Description        Expiration Date   Amount (000s)    Feb. 29, 2000     Depreciation
----------------------------------------------------------------------------------------------
 Contracts to Purchase
 British Pound Sterling (GBP)         3/2/00         400 GBP         $631,480          $ 8,642
 Hong Kong Dollar (HKD)               3/1/00       4,114 HKD          528,634               54
 Indian Rupee (INR)                   3/1/00       5,381 INR          123,383              230
 Philippine Peso (PHP)                3/1/00       2,112 PHP           51,526              354
 Singapore Dollar (SGD)               3/3/00         910 SGD          527,913            2,783
                                                                                       -------
                                                                                       $12,063
                                                                                       =======



27 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 6. Illiquid or Restricted Securities

 As of February 29, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 29, 2000 was $3,609,227, which represents 2.27% of the Fund's net assets.

================================================================================
 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
       The Fund had no borrowings outstanding during the six months ended February 29, 2000.





28 | OPPENHEIMER DEVELOPING MARKETS FUND
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

OPPENHEIMER DEVELOPING MARKETS FUND


================================================================================
 Officers and Trustees   Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Rajeev Bhaman, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
 Investment Advisor      OppenheimerFunds, Inc.

================================================================================
 Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
 Transfer and            OppenheimerFunds Services
 Shareholder
 Servicing Agent

================================================================================
 Custodian of            The Bank of New York
 Portfolio Securities

================================================================================
 Independent Auditors    KPMG LLP

================================================================================
 Legal Counsel           Mayer, Brown & Platt

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Developing Markets Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Developing Markets Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.





29 | OPPENHEIMER DEVELOPING MARKETS FUND
   |
   |

INFORMATION AND SERVICES



                         As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
                          Internet 24-hr access to account information and transactions
                          www.oppenheimerfunds.com
                          ------------------------------------------------------
                          General Information
                          Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
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                          ------------------------------------------------------
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                          ------------------------------------------------------
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                          ------------------------------------------------------
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                          ------------------------------------------------------
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                          1.800.835.3104
                          ------------------------------------------------------
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                          OppenheimerFunds Services
                          P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------





                                                       [Logo]OppenheimerFunds(R)
                                                             Distributor, Inc.

RS0785.001.0200  April 28, 2000